Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following:

	December 31,
	2013	2012
Accounts payable	$270,067	$362,938
Customer deposits	672,440	698,770
Employee related liabilities	332,072	356,188
Miscellaneous other	370,003	391,330
Accounts payable and accrued liabilities	$1,644,582	$1,809,226